MARKETABLE SECURITIES (Schedule of Classified Marketable Securities) (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Fair Value	$ 3,901,093	$ 3,744,905
Gross Unrealized Gains	1,560,263	1,120,074
Gross Unrealized Losses		5,937
Cost	2,340,830	2,630,768
Mutual Fund [Member]
Fair Value	1,604,841	1,374,557
Gross Unrealized Gains	619,972	297,064
Gross Unrealized Losses
Cost	984,869	1,077,493
Corporate Equity Securities [Member]
Fair Value	2,296,252	2,370,348
Gross Unrealized Gains	940,291	823,010
Gross Unrealized Losses		5,937
Cost	$ 1,355,961	$ 1,553,275